INVENTORY AND SPARE PARTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INVENTORY AND SPARE PARTS
Handsets and accessories	$ 223,764	$ 234,166
Spare parts for telecommunication equipment	28,533	34,687
SIM cards and prepaid phone cards	10,445	21,879
Advertising materials	1,320	2,011
Other materials	27,013	27,213
Total inventory and spare parts	291,075	319,956
Obsolescence expense	$ 30,160	$ 27,825	$ 4,113